Summary of Hedging Instruments by Term to Maturity (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 592,440	$ 548,617
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Carrying Value Of Foreign Currency Deposit Liabilities Designated As Nonderivative Hedging Instruments	30,500	32,400
Multiple derivatives including interest rate swaps [member] | Cross-currency interest rate swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 153,600	$ 86,100